Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 5.2	$ 5.6	$ 22.3	$ 23.0	$ 2.1
Future Amortization Expense, 2013			22.0
Future Amortization Expense, 2014			20.5
Future Amortization Expense, 2015			18.8
Future Amortization Expense, 2016			14.7
Future Amortization Expense, 2017			$ 15.9